INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (31,121)	$ (51,305)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,715	4,036
Remeasurement of warrants liability	(30)	(149)
Change in accrued interest on bank deposits	(654)	(465)
Change in marketable securities	(91)	(259)
Share-based compensation	7,907	11,145
Foreign exchange loss (gain), net	(1,283)	124
Change in prepaid expenses and other assets	(131)	3,153
Change in trade receivables, net	(5,580)	1,977
Change in inventory	383	115
Change in operating lease assets and liabilities, net	2,391	(1,327)
Change in trade payables	(4,564)	(2,247)
Change in accrued expenses and other liabilities	1,049	(1,187)
Change in employees and payroll accruals	776	248
Change in deferred revenues	3,175	(6,487)
Net cash used in operating activities	(25,058)	(42,628)
Cash flows from investing activities:
Purchase of property and equipment	(2,924)	(2,029)
Proceeds from sales of property and equipment	3	0
Investment in bank deposits	(58,700)	(15,500)
Withdrawal of bank deposits	33,450	56,000
Investment in restricted deposits	0	(67)
Investment in marketable securities	(22,931)	(14,795)
Proceeds from sales and maturities of marketable securities	25,707	16,694
Net cash provided by (used in) investing activities	(25,395)	40,303
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance cost	37,289	0
Proceeds from exercise of options	265	111
Net cash provided by financing activities	37,554	111
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,069	(43)
Decrease in cash, cash equivalents and restricted cash	(11,830)	(2,257)
Cash, cash equivalents and restricted cash at the beginning of the period	25,381	26,336
Cash, cash equivalents and restricted cash at the end of the period	13,551	24,079
Cash paid during the period for:
Income taxes	203	129
Non-cash transactions:
Purchase of property and equipment	328	1,250
Reclassification from property and equipment, net to inventory	1,679	0
Exercise of options	217	41
Right-of-use assets recognized with corresponding lease liabilities due to lease modification	4,541	0
Sale of machinery	1,146	0
Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	13,535	24,012
Short-term restricted cash	16	67
Cash, cash equivalents and restricted cash at end of the year	$ 13,551	$ 24,079